Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Asset Class: RMBS
First Franklin Mortgage Loan Trust 2006-FF11 CIK# 0001323260	x	First Franklin	10,043	$1,872,729,922	100	1462	$267,338,824	14.3	0	0	0	1462	$267,338,824	14.3	0	0	0	0	0	0	0	0	0

Total:			10,043	$1,872,729,922	100	1462	$267,338,824	14.3	0	0	0	1462	$267,338,824	14.3	0	0	0	0	0	0	0	0	0